LOANS TO THIRD PARTIES-LONG TERM - Additional Information (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥) loan	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
LOANS TO THIRD PARTIES-LONG TERM
Interest rates on loans given to third parties (in %)	4.50%
Annual interest rate		0.00%	0.00%
Loans receivable, face amount	¥ 100,000,000
Term of loan	20 years	20 years
Loans to third parties-long term		¥ 283,684,309	$ 41,809,894	¥ 118,500,000
Working fund to third party companies
LOANS TO THIRD PARTIES-LONG TERM
Loans to third parties-long term		¥ 283,684,309	$ 41,809,894	¥ 118,500,000
Working fund to third party companies | Minimum
LOANS TO THIRD PARTIES-LONG TERM
Interest rates on loans given to third parties (in %)		4.20%	4.20%
Working fund to third party companies | Maximum
LOANS TO THIRD PARTIES-LONG TERM
Interest rates on loans given to third parties (in %)		12.00%	12.00%
Secured long-term loans
LOANS TO THIRD PARTIES-LONG TERM
Loans to third parties-long term		¥ 800,000,000	$ 117,900,000
Special purpose loans agreement
LOANS TO THIRD PARTIES-LONG TERM
Interest rates on loans given to third parties (in %)		4.20%	4.20%
Loans receivable, face amount		¥ 162,000,000
Term of loan		20 years
Number of additional special purpose loans | loan		2